Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings per share
Net income available to common shareholders of TDS used in basic earnings per share	$ 81,811		$ 200,516		$ 144,799
Adjustments to compute diluted earnings
Noncontrolling interest adjustment	(461)	[1]	(795)	[1]	(512)	[1]
Preferred dividend adjustment			49	[2]	49	[2]
Net income available to common shareholders of TDS used in diluted earnings per share	$ 81,350		$ 199,770		$ 144,336
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	108,671		108,562		110,016
Effects of dilutive securities:
Stock options	11		262		229
Restricted stock units	255		214		195
Preferred shares			60		48
Weighted average number of shares used in diluted earnings per share	108,937		109,098		110,488
Basic earnings per share attributable to TDS shareholders	$ 0.75		$ 1.85		$ 1.32
Diluted earnings per share attributable to TDS shareholders	$ 0.75		$ 1.83		$ 1.31
Stock Options
Effects of dilutive securities:
Antidilutive shares	8,130		3,785		4,105
Restricted Stock Units
Effects of dilutive securities:
Antidilutive shares	154		141		88
Convertible Preferred Shares
Effects of dilutive securities:
Antidilutive shares	57
Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	101,532		101,471		102,947
Series A Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	7,139		7,091		7,069

[1]	The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular’s income computed as if all of U.S. Cellular’s issuable securities were outstanding.
[2]	The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.